UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Conus Partners, Inc.

Address:    49 West 38th Street
            11th Floor
            New York, New York 10018



13F File Number: 28-12281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Zacks
Title:  Managing Director
Phone:  212-332-7291


Signature, Place and Date of Signing:

 /s/ Andrew Zacks           New York, New York           August 14, 2008
---------------------     ----------------------       ----------------------
     [Signature]              [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    73

Form 13F Information Table Value Total:   $569,529
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.        Form 13F File Number          Name
---         ---------------------         -----


                                                          FORM 13F INFORMATION TABLE

                                                            Conus Partners, Inc.
                                                                June 30, 2008

COLUMN 1                        COLUMN  2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6       COLUMN 7       COLUMN 8

                                 TITLE                    VALUE    SHRS OR   SH/ PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS      CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION     MANAGERS  SOLE SHARED   NONE
--------------                --------------  -------    --------- --------  ---------  ----------     --------  ---- ------   -----
ATS MED INC                        COM        002083103    2,280  1,070,584   SH         SHARED-DEFINED  NONE        1,070,584
ADOLOR CORP                        COM        00724X102      410     74,852   SH         SHARED-DEFINED  NONE           74,852
ALEXZA PHARMACEUTICALS INC         COM        015384100    1,286    326,482   SH         SHARED-DEFINED  NONE          326,482
AMAZON COM INC                     COM        023135106    3,667     50,000   SH   PUT   SHARED-DEFINED  NONE           50,000
AMERICAN CAPITAL STRATEGIES        COM        024937104      951     40,000   SH   PUT   SHARED-DEFINED  NONE           40,000
AMERICAN INTL GROUP INC            COM        026874107    3,916    148,000   SH         SHARED-DEFINED  NONE          148,000
AMERICAN INTL GROUP INC            COM        026874107   42,783  1,616,900   SH   CALL  SHARED-DEFINED  NONE        1,616,900
AMGEN INC                          COM        031162100    2,358     50,000   SH   CALL  SHARED-DEFINED  NONE           50,000
ANTIGENICS INC DEL                 COM        037032109      396    205,000   SH         SHARED-DEFINED  NONE          205,000
ANTIGENICS INC DEL            NOTE 5.250% 2/0 037032AC3    2,410  4,000,000  PRN         SHARED-DEFINED  NONE        4,000,000
APEX SILVER MINES LTD              ORD        G04074103    1,486    302,711   SH         SHARED-DEFINED  NONE          302,711
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH  03938L104   21,795    220,000   SH   PUT   SHARED-DEFINED  NONE          220,000
AUTOMATIC DATA PROCESSING IN       COM        053015103    8,380    200,000   SH   PUT   SHARED-DEFINED  NONE          200,000
BPZ RESOURCES INC                  COM        055639108    1,970     67,000   SH   PUT   SHARED-DEFINED  NONE           67,000
CV THERAPEUTICS INC                COM        126667104    4,459    541,744   SH         SHARED-DEFINED  NONE          541,744
COACH INC                          COM        189754104    1,444     50,000   SH   PUT   SHARED-DEFINED  NONE           50,000
CURRENCYSHS BRIT POUND STER   BRIT POUND STE  23129S106   29,985    150,000   SH   PUT   SHARED-DEFINED  NONE          150,000
CURRENCY SHARES EURO TR          EURO SHS     23130C108   47,346    300,000   SH   PUT   SHARED-DEFINED  NONE          300,000
DURECT CORP                        COM        266605104    6,878  1,874,087   SH         SHARED-DEFINED  NONE        1,874,087
EMBRAER-EMPRESA BRASILEIRA D  SP ADR COM SHS  29081M102    1,325     50,000   SH   CALL  SHARED-DEFINED  NONE           50,000
ENDEAVOUR SILVER CORP              COM        29258Y103    1,061    340,000   SH         SHARED-DEFINED  NONE          340,000
FAVRILLE INC                       COM        312088404      195  2,875,861   SH         SHARED-DEFINED  NONE        2,875,861
4 KIDS ENTMT INC                   COM        350865101    3,809    514,049   SH         SHARED-DEFINED  NONE          514,049
GANNETT INC                        COM        364730101    1,084     50,000   SH         SHARED-DEFINED  NONE           50,000
GANNETT INC                        COM        364730101    4,481    206,800   SH   CALL  SHARED-DEFINED  NONE          206,800
GENERAL MTRS CORP                  COM        370442105      575     50,000   SH   PUT   SHARED-DEFINED  NONE           50,000
GENITOPE CORP                      COM        37229P507       11    250,000   SH         SHARED-DEFINED  NONE          250,000
GENVEC INC                         COM        37246C109    1,237    859,170   SH         SHARED-DEFINED  NONE          859,170
GILDAN ACTIVEWEAR INC              COM        375916103    2,588    100,000   SH   PUT   SHARED-DEFINED  NONE          100,000
GLAXOSMITHKLINE PLC           SPONSORED ADR   37733W105    4,422    100,000   SH   CALL  SHARED-DEFINED  NONE          100,000
GOLDMAN SACHS GROUP INC            COM        38141G104   12,243     70,000   SH   PUT   SHARED-DEFINED  NONE           70,000
HOLLYWOOD MEDIA CORP               COM        436233100    1,233    499,300   SH         SHARED-DEFINED  NONE          499,300
HORNBECK OFFSHORE SVCS INC N       COM        440543106      565     10,000   SH   PUT   SHARED-DEFINED  NONE           10,000
INOVIO BIOMEDICAL CORP             COM        45773H102    1,815  1,680,355   SH         SHARED-DEFINED  NONE        1,680,355
ISHARES TR                    7-10 YR TRS BD  464287440   70,400    800,000   SH   PUT   SHARED-DEFINED  NONE          800,000
ISHARES TR                    DJ US REAL EST  464287739    5,472     90,000   SH   PUT   SHARED-DEFINED  NONE           90,000
JOHNSON & JOHNSON                  COM        478160104    6,434    100,000   SH   CALL  SHARED-DEFINED  NONE          100,000
LABOPHARM INC                      COM        504905100    2,036  1,163,442   SH         SHARED-DEFINED  NONE        1,163,442
LANDEC CORP                        COM        514766104    5,145    795,211   SH         SHARED-DEFINED  NONE          795,211
MASTERCARD INC                     CL A       57636Q104    6,638     25,000   SH   PUT   SHARED-DEFINED  NONE           25,000
MAXYGEN INC                        COM        577776107   16,375  4,830,442   SH         SHARED-DEFINED  NONE        4,830,442
MEADE INSTRUMENTS CORP             COM        583062104      172    191,517   SH         SHARED-DEFINED  NONE          191,517
MOBILE MINI INC                    COM        60740F105    2,000    100,000   SH   PUT   SHARED-DEFINED  NONE          100,000
MONOGRAM BIOSCIENCES INC           COM        60975U108      646    586,994   SH         SHARED-DEFINED  NONE          586,994
NATIONAL OILWELL VARCO INC         COM        637071101    3,549     40,000   SH   PUT   SHARED-DEFINED  NONE           40,000
NEVSUN RES LTD                     COM        64156L101      210    100,000   SH         SHARED-DEFINED  NONE          100,000
NORTH AMERN SCIENTIFIC INC       COM NEW      65715D209       18     17,560   SH         SHARED-DEFINED  NONE           17,560
NOVAGOLD RES INC                 COM NEW      66987E206    6,819    915,315   SH         SHARED-DEFINED  NONE          915,315
OCCAM NETWORKS INC               COM NEW      67457P309    5,806  1,455,241   SH         SHARED-DEFINED  NONE        1,455,241
OPTIMAL GROUP INC                CL A NEW     68388R208    1,463    677,253   SH         SHARED-DEFINED  NONE          677,253
PANACOS PHARMACEUTICALS INC        COM        69811Q106       69    152,600   SH         SHARED-DEFINED  NONE          152,600
PARTICLE DRILLING TECHNOLOGI       COM        70212G101      237     94,466   SH         SHARED-DEFINED  NONE           94,466
PERMA-FIX ENVIRONMENTAL SVCS       COM        714157104    1,303    450,865   SH         SHARED-DEFINED  NONE          450,865
PFIZER INC                         COM        717081103   12,666    725,000   SH   CALL  SHARED-DEFINED  NONE          725,000
PHARMACEUTICAL HLDRS TR       DEPOSITRY RCPT  71712A206   55,420    821,400   SH   CALL  SHARED-DEFINED  NONE          821,400
PHOTOMEDEX INC                     COM        719358103      479    665,157   SH         SHARED-DEFINED  NONE          665,157
POTASH CORP SASK INC               COM        73755L107    9,143     40,000   SH   PUT   SHARED-DEFINED  NONE           40,000
RETAIL HOLDRS TR                 DEP RCPT     76127U101    8,890    100,000   SH   PUT   SHARED-DEFINED  NONE          100,000
SPDR GOLD TRUST                  GOLD SHS     78463V107    7,312     80,000   SH   CALL  SHARED-DEFINED  NONE           80,000
SANOFI AVENTIS                SPONSORED ADR   80105N105   16,808    505,800   SH   CALL  SHARED-DEFINED  NONE          505,800
SOUTHWESTERN ENERGY CO             COM        845467109    4,761    100,000   SH   PUT   SHARED-DEFINED  NONE          100,000
STAAR SURGICAL CO             COM PAR $0.01   852312305    4,711  1,519,758   SH         SHARED-DEFINED  NONE        1,519,758
STRAYER ED INC                     COM        863236105    4,181     20,000   SH   PUT   SHARED-DEFINED  NONE           20,000
SYMYX TECHNOLOGIES                 COM        87155S108    8,074  1,156,772   SH         SHARED-DEFINED  NONE        1,156,772
TASER INTL INC                     COM        87651B104    2,899    580,932   SH         SHARED-DEFINED  NONE          580,932
TERRA INDS INC                     COM        880915103    5,132    104,000   SH   PUT   SHARED-DEFINED  NONE          104,000
THERAGENICS CORP                   COM        883375107    5,093  1,402,955   SH         SHARED-DEFINED  NONE        1,402,955
UNITED STATES OIL FUND LP         UNITS       91232N108   53,704    472,500   SH   PUT   SHARED-DEFINED  NONE          472,500
WAL MART STORES INC                COM        931142103    2,810     50,000   SH   PUT   SHARED-DEFINED  NONE           50,000
WELLS FARGO & CO NEW               COM        949746101      950     40,000   SH   PUT   SHARED-DEFINED  NONE           40,000
WYETH                              COM        983024100    9,592    200,000   SH   CALL  SHARED-DEFINED  NONE          200,000
YRC WORLDWIDE INC                  COM        984249102    1,264     85,000   SH   PUT   SHARED-DEFINED  NONE           85,000
YOUNG BROADCASTING INC             CL A       987434107        3     24,406   SH         SHARED-DEFINED  NONE           24,406


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